RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Change in Net Assets Available for Benefits (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Change in net assets available for benefits per the financial statements	$ 92,102,778
Less: Change in cumulative deemed distributions of participant loans	(11,830)
Change in net assets available for benefits per Form 5500	$ 92,090,948